Property and Equipment (Details Narrative) (10-K) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 1,600	$ 1,500	$ 4,600	$ 4,300	$ 5,721	$ 5,720